SHARE CAPITAL (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended											12 Months Ended										12 Months Ended			12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Dec. 31, 2012 COMMON SHARES CAD	Dec. 31, 2011 COMMON SHARES CAD	Dec. 31, 2010 COMMON SHARES CAD	Dec. 31, 2012 Preference shares (Note 19) USD ($) item	Dec. 31, 2012 Preference shares (Note 19) CAD	Dec. 31, 2011 Preference shares (Note 19) CAD	Dec. 31, 2012 Preference shares (Note 19) Preference Shares, Series A CAD	Dec. 31, 2010 Preference shares (Note 19) Preference Shares, Series A CAD	Dec. 31, 2012 Preference shares (Note 19) Preference Shares, Series B CAD	Dec. 31, 2012 Preference shares (Note 19) Preference Shares, Series C	Dec. 31, 2012 Preference shares (Note 19) Preference Shares, Series D CAD	Dec. 31, 2012 Preference shares (Note 19) Preference Shares, Series E	Dec. 31, 2012 Preference shares (Note 19) Preference Shares, Series F CAD	Dec. 31, 2012 Preference shares (Note 19) Preference Shares, Series G	Dec. 31, 2012 Preference shares (Note 19) Preference Shares, Series H CAD	Dec. 31, 2012 Preference shares (Note 19) Preference Shares, Series I	Dec. 31, 2012 Preference shares (Note 19) Preference Shares, Series J USD ($)	Dec. 31, 2012 Preference shares (Note 19) Preference Shares, Series J CAD	Dec. 31, 2012 Preference shares (Note 19) Preference Shares, Series K	Dec. 31, 2012 Preference shares (Note 19) Preference Shares, Series L USD ($)	Dec. 31, 2012 Preference shares (Note 19) Preference Shares, Series L CAD	Dec. 31, 2012 Preference shares (Note 19) Preference Shares, Series M	Dec. 31, 2012 Preference shares (Note 19) Preference Shares, Series N CAD	Dec. 31, 2012 Preference shares (Note 19) Preference Shares, Series O	Dec. 31, 2012 Preference shares (Note 19) Preference Shares, Series P CAD	Dec. 31, 2012 Preference shares (Note 19) Preference Shares, Series Q	Dec. 31, 2012 Preference shares (Note 19) Preference Shares, Series R CAD	Dec. 31, 2012 Preference shares (Note 19) Preference Shares, Series S
SHARES
Balance at beginning of year, Number of Shares	781,000,000			781,000,000	770,000,000	756,000,000
Balance at beginning of year, Amount				3,969	3,683	3,379
Shares issued, Number of Shares				10,000,000
Shares issued, Amount				388				2,651	931
Shares issued on exercise of stock options, Number of Shares				6,000,000	4,000,000	6,000,000
Shares issued on exercise of stock options, Amount				78	57	80
Dividend Reinvestment and Share Purchase Plan (DRIP), Number of Shares				8,000,000	7,000,000	8,000,000
Dividend Reinvestment and Share Purchase Plan (DRIP), Amount				297	229	224
Balance at end of year, Number of Shares	805,000,000	781,000,000		805,000,000	781,000,000	770,000,000
Balance at end of year, Amount				4,732	3,969	3,683
Issuance Costs				12				78	19
Gross proceeds	465	46	66	400
SHARES
Balance at beginning of year, Number of Shares										5,000,000	5,000,000	20,000,000		18,000,000
Balance at beginning of year, Amount								1,056	125	125	125	500		450							199			411
Balance at end of year, Number of Shares										5,000,000	5,000,000	20,000,000		18,000,000		20,000,000		14,000,000		8,000,000			16,000,000			18,000,000		16,000,000		16,000,000
Balance at end of year, Amount								3,707	1,056	125	125	500		450		500		350			199			411		450		400		400
Issuance costs				12				78	19
Shares issued, Number of Shares				10,000,000
Characteristics of the preference shares
Initial Yield (as a percent)										5.50%		4.00%		4.00%		4.00%		4.00%		4.00%			4.00%			4.00%		4.00%		4.00%
Yearly dividend per share (in dollars per share)										1.375		1.000		1.000		1.000		1.000		$ 1.000			$ 1.000			1.000		1.000		1.000
Per Share Base Redemption Value (in dollars per shares)										25		25		25		25		25		$ 25			$ 25			25		25		25
Number of recurring anniversary after the redemption option date on which the entity may redeem preferred shares							5	5
Number of recurring anniversary after the conversion option date on which the entity may convert preferred shares							5	5
Quarterly floating rate cumulative dividends per share calculation, base multiplier (in dollars per share)							$ 25	25
Quarterly floating rate cumulative dividends per share calculation, period of calender year							365 days	365 days
Quarterly floating rate cumulative dividends per share calculation, maturity period of Government of Canada treasury bill							90 days	90 days
Quarterly floating rate cumulative dividends per share calculation, maturity period of Government of of US treasury bill							90 days	90 days
Quarterly floating rate cumulative dividends per share calculation, spread on Government of Canada treasury bill rate (as a percent)													2.40%		2.40%		2.50%		2.10%								2.70%		2.50%		2.50%
Quarterly floating rate cumulative dividends per share calculation, spread on Government of US treasury bill rate (as a percent)																						3.10%			3.20%
Cash dividend in initial quarter (in dollars per share)																														0.2356
Cash dividend in regular quarters (in dollars per share)																														0.25